Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Earnings Per Share
Schedule of basic and diluted earnings per unit

The following tables present the calculation of basic and diluted loss per share for the three months ended July 2, 2022 and for the period from February 14, 2022 to July 2, 2022 following the Business Combination when the Company had Class A common stock outstanding (in thousands, except share and per share data):

Basic:
	Three months ended	February 14, 2022 through
	July 2, 2022	July 2, 2022

Numerator:
Net loss	$(25,649)	$(36,593)
Less: Loss attributable to noncontrolling interests	(13,931)	(19,947)
Net loss attributable to QualTek Services, Inc.	(11,718)	(16,646)
Less: Loss attributable to participating securities	(1,084)	(1,549)
Net loss attributable to Class A common shareholders, basic	$(10,634)	$(15,097)

Denominator:
Weighted average Class A common shares outstanding	24,446,284	24,446,284
Less: weighted average unvested Blocker Owner Earnout Shares outstanding	(2,274,934)	(2,274,934)
Weighted average Class A common shares outstanding, basic	22,171,350	22,171,350

Net loss per share - basic	$(0.48)	$(0.68)

Diluted:
	Three months ended	February 14, 2022 through
	July 2, 2022	July 2, 2022

Numerator:
Net loss	$(25,649)	$(36,593)
Less: Loss attributable to noncontrolling interests	(2,009)	(2,875)
Net loss attributable to Class A and B common shareholders, diluted	(23,640)	(33,718)
Less: Loss attributable to participating securities	(1,134)	(1,622)
Net loss attributable to Class A common shareholders, diluted	$(22,506)	$(32,096)

Denominator:
Weighted average Class A common shares outstanding	24,446,284	24,446,284
Less: weighted average unvested Blocker Owner Earnout Shares outstanding	(2,274,934)	(2,274,934)
Add: Weighted-average Class B common shares if converted to Class A common shares outstanding (excluding Earnout Voting shares)	22,827,398	22,827,398
Weighted average Class A and B common shares outstanding, diluted	44,998,748	44,998,748

Net loss per share - diluted	$(0.50)	$(0.71)

	Three months ended	Six months ended
	July 3, 2021	July 3, 2021
Numerator
Loss from continuing operations	$(20,090)	$(39,907)
Loss from discontinued operations	(1,740)	(3,129)
Net loss	(21,830)	(43,036)
Less: accrued preferred return	738	1,638
Net loss attributable to Class A common shareholders - basic and diluted	$(22,568)	$(44,674)

Denominator
Weighted average Class A common shares outstanding - basic and diluted	11,923,941	11,797,013

Continuing operations - Class A - basic and diluted	$(1.75)	$(3.52)
Discontinued operations - Class A - basic and diluted	$(0.15)	$(0.27)
Net loss - Class A - basic and diluted	$(1.90)	$(3.79)

	For the Years Ended
	December 31,
	2021	2020
Numerator:
Loss from continuing operations	$(101,575)	$(94,222)
Loss from discontinued operations	(8,851)	(3,865)
Net loss	(110,426)	(98,087)
Less: accrued preferred return	(1,638)	(3,287)
Net loss attributable to Class A common shareholders – basic and diluted	$(112,064)	$(101,374)
Denominator:
Weighted average Class A common shares outstanding – basic and diluted	11,859,955	10,989,751
Net loss per share:
Net loss per share – continuing operations – basic and diluted	$(8.70)	$(8.87)
Net loss per share – discontinued operations – basic and diluted	$(0.75)	$(0.35)
Net loss per share – basic and diluted	$(9.45)	$(9.22)

Schedule of anti dilutive effect

	Three months ended	February 14, 2022 through
	July 2, 2022	July 2, 2022
Excluded from the calculation (1)
Stock options	5,161,375	5,161,375
Private Placement Warrants	101,992	101,992
Public Warrants	2,874,979	2,874,979
Convertible Notes	12,468,500	12,468,500
Total potentially dilutive shares excluded from calculation	20,606,846	20,606,846

(1)   This table excludes Earnout Voting Shares as the earnout contingency has not been met at period end.

	Three months ended	Six months ended
	July 3, 2021	July 3, 2021
Excluded from the calculation
Class B common stock	12,034,098	12,034,098
Pre-PIPE Notes	3,322,361	3,322,361
Total potentially dilutive shares excluded from calculation	15,356,459	15,356,459

	For the Years Ended
	December 31,
	2021	2020
Excluded from the calculation:
Class B common stock	13,085,488	11,173,775
Pre-PIPE Notes	3,322,361	—
Total potentially dilutive shares excluded from calculation	16,407,849	11,173,775